Other assets - Summary of other assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Accounts receivable	₩ 12,754,436	₩ 12,511,880
Domestic exchange settlement debit	6,700,373	4,055,744
Guarantee deposits	1,077,644	1,145,045
Accrued income	2,655,894	2,535,847
Prepaid expense	491,950	202,218
Provisional payments	295,149	183,935
Sundry assets	88,797	106,341
Separate account assets	9,501,135	9,267,722
Advance payments	207,128	203,023
Unamortized deferred acquisition cost	954,949	979,942
Leased assets	1,395,334	1,016,013
Others	125,815	102,913
Discounted present value	(30,614)	(33,062)
Allowances for credit loss of other assets	(244,236)	(82,895)
Total Other Assets	₩ 35,973,754	₩ 32,194,666